Business Combinations and Decosolidations	12 Months Ended
Dec. 31, 2018
Business Combinations and Decosolidations
3.	BUSINESS COMBINATIONS AND DECONSOLIDATIONS

Deconsolidation in 2018

On August 1, 2014, the Group acquired approximately 51.9% equity interests in Hong Kong Youloft Technology Limited (“Youloft HK”) which engages in development of mobile applications, from a shareholder of Youloft HK, for a total consideration of RMB87,655 in cash. On October 8, 2018, the Group entered into an agreement to dispose 24.8% share of Youloft HK to a shareholder, for a cash consideration of RMB97,450 (US$14,174). Subsequent to the transaction and the dilution of a newly established share award scheme of Youloft HK, the Group owned 21.9% equity interests of Youloft HK on a fully diluted basis. The Group considered lost control over Youloft HK and as the remaining equity interests are not qualified as in substance common stock, the interests were accounted at fair value using the alternative method. The Group recognized a total gain of RMB176,442 (US$25,662) from the transaction in “Other income, net” in the consolidated statements of comprehensive income for the year ended December 31, 2018. The deconsolidation of Youloft HK did not meet the definition of a discontinued operation in accordance with ASC subtopic 205-20 (“ASC 205-20”), Presentation of Financial Statements – Discontinued Operations, as the disposal of Youloft HK did not represent a shift in the Group’s strategy that has (or will have) a major effect on an entity’s operations and financial results.

Business combinations in 2017

In August 2017, the Group completed a business combination, which the Company expected to enhance the Group’s expertise in hardware services. The total purchase consideration was RMB41,522. The acquired entities were considered insignificant. The results of the acquired entity’s operations have been included in the Group’s consolidated financial statements.

Business combinations in 2016

In 2016, the Group acquired additional 4.6% ordinary shares of Kingsoft Japan and Kingsoft delegated the voting right of 5.0% of the total shares of Kingsoft Japan to the Company. Upon completion of this transaction, the Group held 46.1% equity interests and 51.1% voting right of Kingsoft Japan. As the Company and Kingsoft Japan were under common control by Kingsoft, this acquisition was accounted for as business combination under common control. The results of Kingsoft Japan have been included in the Group’s consolidated financial statements retrospectively throughout the periods presented at historical carrying values.

On June 8, 2016, the Group acquired 100% equity interest of News Republic, a global mobile news company, and its wholly-owned subsidiaries for a total consideration of RMB364,481. The results of News Republic have been included in the Group’s consolidated financial statements since June 2016.

The table below summarized the estimated fair values of the assets acquired and liabilities assumed from News Republic as of the acquisition date:

RMB
Cash and cash equivalents	21,857
Other current assets	8,450
Total non-current assets	388,758
Total current liabilities	(24,749)
Total non-current liabilities	(29,835)

Total fair value of purchase price consideration	364,481

On December 5, 2017, the Group entered into an agreement with Bytedance Ltd. (“Bytedance”) a third-party mobile technique provider to dispose 100% share of News Republic for a total consideration of RMB566,044 among which RMB329,710 was in the form of equity interests in Bytedance. The Group recognized a total gain of RMB232,673 from the transaction in “Other income, net” in the consolidated statements of comprehensive income for the year ended December 31, 2017. The deconsolidation of News Republic did not meet the definition of a discontinued operation in accordance with ASC subtopic 205-20 (“ASC 205-20”), Presentation of Financial Statements — Discontinued Operations, as the disposal of News Republic did not represent a shift in the Group’s strategy that has (or will have) a major effect on an entity’s operations and financial results.